Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Income Statement [Abstract]
Revenue	$ 131,209	$ 113,168	$ 95,736
Cost of revenue	82,987	87,383	102,393
Gross profit (loss)	48,222	25,785	(6,657)
Operating expenses
Research and development	66,684	43,825	37,871
Sales and marketing	52,917	37,268	34,913
General and administrative	56,672	32,134	27,019
Total operating expenses	176,273	113,227	99,803
Loss from operations	(128,051)	(87,442)	(106,460)
Debt extinguishment gain (loss)	(1,690)	673	(11,529)
Interest expense	(8,772)	(9,447)	(6,946)
Change in fair value of convertible notes and warrant liabilities	5,726	(30,053)	207
Other income (expense), net	(2,227)	239	1,144
Total other expense, net	(6,963)	(38,588)	(17,124)
Loss before provision for income taxes	(135,014)	(126,030)	(123,584)
Provision for income taxes	2,110	1,073	130
Net loss	(137,124)	(127,103)	(123,714)
Other comprehensive loss
Foreign currency translation adjustment, net of tax	327	276	217
Comprehensive loss	$ (136,797)	$ (126,827)	$ (123,497)
Basic and diluted net loss per share attributable to common stockholders, basic (in dollars per share)	$ (1.72)	$ (2.87)	$ (2.89)
Basic and diluted net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (1.72)	$ (2.87)	$ (2.89)
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders, basic (in shares)	79,610,970	44,214,426	42,863,642
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders, diluted (in shares)	79,610,970	44,214,426	42,863,642